Retirement And Pension Plans (Schedule Of Changes In Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	¥ 138,986	¥ 130,437
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	130,437	129,156
Actual return on plan assets	1,933	(2,694)
Employer contributions	13,741	13,427
Addition from acquisition	2,672
Foreign currency exchange rate changes	(256)	(340)
Fair value of plan assets at end of year	138,986	130,437
Plan Assets Lump-Sum Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(5,048)	(4,763)
Plan Assets Annuity Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,493)	¥ (4,349)